Additional Financial Statement Information - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accrued expenses and other liabilities
Provisions	$ 68	$ 71
Payroll and benefits payable	3,429	3,289
Other taxes payable	3,337	3,128
Other	446	451
Total	7,280	6,939
Total current	6,766	6,417
Total non-current	$ 514	$ 522